Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule Of Major Components Of Inventories

	December 31,
	2014	2013
Petroleum products	$30,108	$71,373
Crude oil	7,266	5,380
Caustic soda	2,850	2,679
NaHS	6,603	5,845
Other	2	53
Total	$46,829	$85,330